Consolidated Statements of Stockholders' Deficit (Parentheticals) (Additional Paid-in Capital [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Additional Paid-in Capital [Member]
Sale of common stock, net of fees	$ 122